PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
PROPERTY AND EQUIPMENT
Depreciation expense	$ 1,436	$ 0	$ 113